ASSETS HELD FOR SALE (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended			12 Months Ended
	Nov. 13, 2019	Nov. 17, 2020	Jun. 27, 2020	Dec. 26, 2020	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Dec. 27, 2020	Jun. 29, 2019
Equity consideration						$ 40,200,000	$ 50,193,938
Ownership			100.00%				100.00%		100.00%
July 1, 2020 [Member]
Consideration					$ 20,000,000
Cash received					10,000,000
Additional Cash		$ 8,000,000
Secured promissory note					$ 2,000,000
Staunton [Member]
Ownership			100.00%				100.00%
The Hacienda Company LLC [Member]
Aggregate sale price	$ 3,503,843
Net loss on fair value							$ 1,459,000
Ownership			3.20%	0.00%	0.00%		3.20%
Old Pal [Member] | Third Party [Member] | October 17, 2019 [Member]
Aggregate sale price							$ 4,952,822
Gain on fair value against asset held for sale							$ 2,492,822
Percentage of units outstanding (Class B)							6.90%
Percentage of units outstanding (Class B) as an investment			2.60%				2.60%
MME Evanston Retail, LLC [Member]
Ownership			100.00%				100.00%	100.00%	0.00%
ASC 360-10 [Member]
Impairment charges							$ 53,389,260
Loss from discontinued operations							46,702,660
Realized and unrealized gain on investments							1,050,833
Impairment expense							5,635,767
Purchase agreement [Member] | Third Party [Member]
Purchase consideration for ownership interest				$ 3,750,000	$ 3,750,000
Purchase consideration, cash consideration				3,500,000
Equity consideration				$ 250,000
Separate Agreements [Member]
Aggregate sale price			$ 1,500,000				$ 21,500,000
Ownership				100.00%	100.00%
Carrying amount				$ 212,400	$ 212,400
Agreement Description					Non-binding term sheet for the retail location located in Seaside, California for an aggregate sales price of $1,500,000 wherein $750,000 is to be paid upon the date of close in addition to $750,000 paid in equal monthly installments over twelve months through a promissory note. The transaction closed in October 2020 and the Company transferred all outstanding membership interests in PHSL, LLC. Upon deconsolidation, the Company will not have any continuing involvement with the former subsidiary. The Company recognized a loss upon sale of membership interests of $332,747 for the difference between the aggregate consideration and the book value of the assets as of the disposition date, less direct costs to sell		An aggregate sale price of $21,500,000 of which $10,000,000 was paid upon the signing of the definitive agreement subsequent to June 27, 2020, and an additional $10,000,000 due within six months following the signing of the definitive agreement. See “Note 27 - Subsequent Events” for further discussion. A non-binding term sheet was entered on June 26, 2020 in which $750,000 is to be paid upon the date of close and $750,000 paid in equal monthly installments over twelve months through a promissory note.